Description of Business and Organization (Details Textual) - USD ($)		1 Months Ended
	May 14, 2010	Sep. 20, 2018	Aug. 25, 2018
American Depositary Shares [Member]
Description of Business and Organization (Textual)
Business acquisition share price	$ 4.00
Sold an aggregate shares issued in transaction	4,000,000
Issuance of common shares, Shares	4,000,000
Net proceeds of underwriting discounts and other offering expenses	$ 145,000
Stock Purchase Agreement [Member]
Description of Business and Organization (Textual)
Aggregate purchase price			$ 600,000
LK Technology [Member]
Description of Business and Organization (Textual)
Asset exchange transaction description		(i) 185,412,599 of its ordinary shares, par value $0.01 per share and (ii) 1,000,000 of its preferred shares.